UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-00802

Mairs and Power Growth Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip Code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant's telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/08

Date of reporting period:	03/31/08

Item 1.            Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)  March 31, 2008

Shares	Security Description	Market Value
	COMMON STOCKS 97.6%
	BASIC INDUSTRIES 11.7%
2,219,000	Bemis Co., Inc.	$56,429,170
2,010,000	Ecolab Inc.	87,294,300
3,200,000	H. B. Fuller Co. (b)	65,312,000
3,510,000	The Valspar Corp.	69,638,400
		278,673,870
	CAPITAL GOODS 12.3%
2,250,000	Donaldson Co., Inc.	90,630,000
300,000	Fastenal Co.	13,779,000
2,095,000	Graco Inc.	75,964,700
1,150,000	MTS Systems Corp. (b)	37,099,000
2,320,000	Pentair, Inc.	74,008,000
		291,480,700
	CONSUMER CYCLICAL 8.4%
510,000	Briggs & Stratton Corp.	9,129,000
440,000	G&K Services, Inc. – Cl A	15,668,400
2,020,000	Target Corp.	102,373,600
1,750,000	The Toro Co.	72,432,500
		199,603,500
	CONSUMER STAPLE 6.8%
1,380,000	General Mills, Inc.	82,634,400
1,570,000	Hormel Foods Corp.	65,406,200
480,000	SUPERVALU Inc.	14,390,400
		162,431,000
	DIVERSIFIED 8.4%
2,380,000	General Electric Co.	88,083,800
1,410,000	3M Co.	111,601,500
		199,685,300
	FINANCIAL 15.2%
1,240,000	Associated Banc-Corp.	33,021,200
200,000	Marshall & Isley Corp.	4,640,000
736,100	MoneyGram International Inc.	1,369,146
960,000	Principal Financial Group, Inc.	53,491,200
3,070,000	TCF Financial Corp.	55,014,400

SCHEDULE OF INVESTMENTS (unaudited) (continued)  March 31, 2008

Shares	Security Description	Market Value
	COMMON STOCKS (continued)
	FINANCIAL (continued)
600,000	The Travelers Cos., Inc.	$28,710,000
2,720,000	U.S. Bancorp	88,019,200
3,290,000	Wells Fargo & Co.	95,739,000
		360,004,146
	HEALTH CARE 20.7%
10,000	Amgen, Inc. (a)	417,800
1,224,000	Baxter International Inc.	70,771,680
1,360,000	Johnson & Johnson	88,223,200
2,230,000	Medtronic, Inc.	107,865,100
820,000	Patterson Cos., Inc. (a)	29,766,000
2,510,000	Pfizer Inc.	52,534,300
1,490,000	St. Jude Medical, Inc. (a)	64,353,100
720,000	SurModics, Inc. (a)	30,153,600
280,000	Techne Corp. (a)	18,860,800
370,000	Zimmer Holdings, Inc. (a)	28,808,200
		491,753,780
	TECHNOLOGY 13.2%
1,080,000	ADC Telecommunications, Inc. (a)	13,046,400
1,500,000	Corning Inc.	36,060,000
820,000	Daktronics, Inc.	14,686,200
2,410,000	Emerson Electric Co.	124,018,600
1,439,375	Honeywell International Inc.	81,209,537
1,380,000	Intel Corp.	29,228,400
260,000	Metavante Technologies	5,197,400
570,000	Stratasys, Inc. (a)	10,146,000
		313,592,537
	TRANSPORTATION 0.9%
290,000	United Parcel Service, Inc. – Cl B	21,175,800
	TOTAL COMMON STOCKS (cost $1,685,460,570)	$2,318,400,633

SCHEDULE OF INVESTMENTS (unaudited) (continued)  March 31, 2008

Shares	Security Description	Market Value
	SHORT-TERM INVESTMENTS 2.3%
41,311,519	First American Prime Obligations Fund, Class Z	$41,311,519
12,362,848	Merrill Lynch Premier Institutional Money Market Fund	12,362,848
	TOTAL SHORT-TERM INVESTMENTS (cost $53,674,367)	$53,674,367
	TOTAL INVESTMENTS 99.9% (cost $1,739,134,937)	$2,372,075,000
	OTHER ASSETS AND LIABILITIES (NET) 0.1%	3,090,450
	TOTAL NET ASSETS 100.0%	$2,375,165,450

(a)  Non-income producing.

(b)  Affiliated company.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)  March 31, 2008

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Fund's Board of Directors (the Board). Investments in equity securities listed on an original exchange are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security; the nature and duration of any restrictions on the disposition of the security; and the forces influencing the market in which the security is purchased or sold. As of March 31, 2008, no securities in the Fund were valued using this method.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

While a uniform presentation is the objective of this disclosure, industry implementation is in its initial stages and it is likely that there will be a range of practices used. Over the course of the next period there may be changes to the overall presentation and classification of securities as the industry standard becomes more uniform. Care should be utilized in interpreting this information and/or using it for comparisons with other mutual funds. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008.

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$2,372,075,000
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$2,372,075,000

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)  March 31, 2008

Income Taxes

At March 31, 2008, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $632,940,063 of which $699,855,852 represented appreciated investment securities and $66,915,789 represented depreciated investment securities.

Transactions With Affiliated Companies

The Fund owns 5% or more of the voting securities of the following companies as of March 31, 2008. As a result, these companies are deemed to be affiliates of the Fund as defined by the Investment Company Act of 1940. Transactions during the period in these securities of affiliated companies were as follows:

	Share Activity
Security Name	Balance 12/31/07	Purchases	Sales	Balance 03/31/08	Value at 03/31/08
H.B. Fuller Co.	3,200,000	—	—	3,200,000	$65,312,000
MTS Systems Corp.	1,136,700	13,300	—	1,150,000	37,099,000
					$102,411,000

Item 2.                    Controls and Procedures.

a)                            The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)                           There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                        Exhibits

(a)          Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibit 99.CERT to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Growth Fund, Inc.

By (Signature and Title)

*	/s/William B. Frels
William B. Frels, President

Date	05/30/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/William B. Frels
William B. Frels, President
(principal executive officer)

Date	05/30/08

By (Signature and Title)

* /s/Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	05/30/08

*  Print the name and title of each signing officer under his or her signature.